Cash, Cash Equivalents and Investments - Securities in Continuous Loss Position (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 13,708
Gross Unrealized Loss	(14)
US government agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value	7,508
Gross Unrealized Loss	(6)
Corporate bonds and commercial paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value	6,200
Gross Unrealized Loss	$ (8)